Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Schedule of Inventories [Abstract]
Finished goods	$ 52,845	$ 61,297
Work-in-process	3,739	3,163
Raw materials	67,615	67,212
Total Inventory	$ 124,199	$ 131,672